Assumptions Used in Determination of Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	1.40%	1.50%	1.90%
Long-term rate of salary increases	2.90%	2.90%	2.90%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%